Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions

26.	Related party transactions
Related parties of the Company are entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Company, members of the Stellantis Board of Directors, executives with strategic responsibilities and certain members of their families. Related parties include companies belonging to Exor N.V. (“Exor”), which include Ferrari
N.V., CNH Industrial N.V. (“CNHI”) and Iveco Group N.V. ("Iveco").
Transactions carried out by Stellantis with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the sale of LCV and spare parts to Iveco's owned dealer network;
•the sale of iron and aluminum engine components, plastic components and industrial equipment to Iveco;
•the sale of propulsion system and other components to the companies of CNHI;
•the provision of service (accounting, payroll, tax administration, information technology and security) to the companies of CNHI and Iveco, with the majority of these services terminated in June 2023;
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.which terminated in
December 2023 with a limited extension to March 2024;
•the sale of vehicles for rental activities to Leasys (refer to Note 3, Scope of consolidation for additional information);
•the sale of vehicles for resale and leasing activities to the joint ventures with Santander and BNP Paribas;
•the sale of pre-assembled parts and components for the assembly of commercial vehicles to the associate company Nordex;
•the sale of vehicles and spare parts to the associate company Stafim for distribution in Tunisia;
•the purchase of used vehicles from Leasys and the joint ventures with Santander and BNP Paribas under repurchase agreements from leasing and rentals activities;
•the purchase of light commercial vehicles and passenger cars from and the sale of goods to the joint venture
Tofas;
•the provision of services and the sale of goods to Dongfeng Peugeot Citroën Automobiles until late 2023;
•the provision of services and the sale of goods to the GAC-Stellantis JV until January 2022;
•the purchase of vehicles from, and the provision of services and the sale of goods to the joint operation FIAPL;
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor) which terminated in June 2024;
•the manufacturing assistance services in both technology and personnel to manufacture an electric vertical take-
off and landing aircraft with Archer;
•the extension of subordinated loans to our Financial Services JVs with SCF and BNPP - Personal Finance; and
•the extension of loans to the joint ventures NextStar, StarPlus, Symbio and ACC.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2024				2023				2022
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,155	€461	€37	€—	€1,339	€779	€27	€—	€1,129	€1,699	€24	€—
FCA Bank	—	—	—	—	—	—	—	—	2,007	33	30	21
Leasys	813	20	(7)	1	960	12	6	—	—	—	—	—
Finance companies in partnership with SCF and BNPP PF(1)	7,248	738	(19)	35	8,973	471	(7)	14	7,773	623	1	(2)
Other	32	26	—	(27)	76	178	(1)	(5)	167	604	12	(13)
Total joint arrangements	9,248	1,245	11	9	11,348	1,440	25	9	11,076	2,959	67	6
Other	204	12	(3)	(1)	23	196	2	(1)	65	183	16	—
Total associates	204	12	(3)	(1)	23	196	2	(1)	65	183	16	—
CNHI	10	—	—	—	28	—	(3)	—	50	—	—	—
Iveco	102	14	—	—	218	19	(5)	—	233	26	(1)	—
Ferrari N.V.	3	6	(1)	—	16	51	(1)	—	22	83	—	—
Directors and Key Management	—	—	50	—	—	—	87	—	—	—	75	—
Other	—	—	32	—	1	—	43	—	1	1	48	—
Total CNHI, Ferrari, Directors and other	115	20	81	—	263	70	121	—	306	110	122	—
Total unconsolidated subsidiaries	19	34	13	—	95	24	—	—	17	50	5	(1)
Total transactions with related parties	€9,586	€1,311	€102	€8	€11,729	€1,730	€148	€8	€11,464	€3,302	€210	€5

Total for the Company	€156,878	€136,360	€9,299	€(345)	€189,544	€151,400	€9,541	€(42)	€179,592	€144,327	€8,981	€768
_______________________________________________________________________________________________________________________________________________
(1) As a result of the reorganization of the financing activities within Europe in 2023, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and 2022 have been represented for comparability
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2024				2023
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€57	€147	€—	€—	€164	€180	€—	€—
Leasys	97	143	—	79	147	104	—	38
Finance companies in partnership with SCF and BNPP PF	1,082	648	31	41	943	400	38	22
Other	804	43	—	74	205	69	—	—
Total joint arrangements	2,040	981	31	194	1,459	753	38	60
Other	142	20	—	—	237	34	—	—
Total associates	142	20	—	—	237	34	—	—
CNHI	8	1	—	—	11	1	—	—
Iveco	25	8	—	—	42	40	—	—
Ferrari N.V.	5	2	—	—	8	19	—	—
Other	6	78	—	(1)	1	25	—	—
Total CNHI, Ferrari N.V. and other	44	89	—	(1)	62	85	—	—
Total unconsolidated subsidiaries	51	35	—	2	188	26	—	7
Total originating from related parties	€2,277	€1,125	€31	€195	€1,946	€898	€38	€67

Total for the Company	€24,547	€53,222	€10,016	€27,211	€21,359	€56,643	€4,778	€24,685
______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information
For guarantees and commitments details, refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information.
Compensation to Directors and Key Management
The fees of the Directors of the Company for carrying out their respective functions were €27 million and
€43 million for the year ended December 31, 2024 and 2023, respectively. In addition the following were paid:
•€22 million in 2024 (€29 million in 2023) for share-based compensation expense;
•€0 million in 2024 (€6 million in 2023) for short-term employee benefits; and
•€1 million in 2024 (€2 million in 2023) for pension and similar benefits.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €23 million for 2024 (€44 million for 2023), which in addition to base compensation, included:
•€7 million in 2024 (€16 million in 2023) for share-based compensation expense;
•€0 million in 2024 (€9 million in 2023) for short-term employee benefits; and
•€2 million in 2024 (€3 million in 2023) for pension and similar benefits.
The key management expenses reported above reflect the cost the of management structure during the year and as updated for the changes announced on December 2, 2024.
Refer to Note 19, Share-based compensation, for additional information related to the PSU and RSU awards granted to certain key employees.